Land Use Rights	12 Months Ended
May 31, 2014
Text Block [Abstract]
Land Use Rights
12.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Land use rights	5,023	5,004
Less: accumulated amortization	(855)	(972)
Exchange differences	374	312

Land use rights, net	4,542	4,344

Amortization expense for land use rights for the years ended May 31, 2012, 2013 and 2014 was US$87, US$108 and US$117, respectively. The Group expects to recognize US$117 in amortization expense for each of the next five years and US$3,759 thereafter.